STOCKHOLDERS EQUITY (DEFICIT (Details 2)	12 Months Ended
Dec. 31, 2025
Volatility range, minimum	122.57%
Volatility range, maximum	181.94%
Risk free rate range, minimum	3.47%
Risk free rate range, maximum	3.98%
Dividend yield	0.00%
Warrants [Member]
Volatility range, minimum	121.24%
Volatility range, maximum	158.82%
Risk free rate range, minimum	3.54%
Risk free rate range, maximum	3.94%
Dividend yield	0.00%
Bottom [Member]
Expected life range (in years)	6 months
Bottom [Member] | Warrants [Member]
Expected life range (in years)	2 years
Top [Member]
Expected life range (in years)	1 year
Top [Member] | Warrants [Member]
Expected life range (in years)	4 years